Provisions	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Provisions
15	Provisions

	2021	2020
(in $ millions)	$	$
Site rest o ration	21	6
Legal	32	32

	53	38

	2021	2020
(in $ millions)	$	$
Non-current	18	3
Current	35	35

	53	38

i)	Site restoration

	2021	2020
(in $ millions)	$	$
Balance at January 1	6	6
Provisions made during the year	18	1
Provisions reversed during the year	(3)	(1)

Balance at December 31	21	6

The provisions relate to the cost of dismantling and removing assets and restoring the premises to its original condition as stipulated in the lease agreements.

ii)	Legal

	2021	2020
(in $ millions)	$	$
Balance at January 1	32	*
Provisions made during the year	1	31
Effect of movements in exchange rates	(1)	1

Balance at December 31	32	32

*	Amounts less than $1 million

The balance primarily includes a provision in relation to a legal claim filed by the competition authority in Malaysia in consideration of the Group’s position of market strength in the Mobility segment. The outcome of this legal claim is not expected to give rise to any significant loss beyond the amount of provision as at December 31, 2021
.